Commitments And Contingencies Environmental Liabilties (Tables)	12 Months Ended
Dec. 31, 2012
Environmental Exit Cost [Line Items]
Environmental Exit Costs by Cost [Table Text Block]
The table below reflects the environmental liabilities recorded in the consolidated balance sheet at December 31, 2012 and 2011 where management believes a loss is probable and reasonably estimable. The Partnership does not have any material environmental remediation matters assessed as reasonably possible that would require disclosure in the financial statements.

	December 31, 2012	December 31, 2011
Current	$5	$—
Noncurrent	7	—
Total environmental liabilities	$12	$—